Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
July 31, 2022
ILF-NPRT3-0922
1.873106.113
Common Stocks - 93.3%
	Shares	Value ($)
Belgium - 0.3%
Titan Cement International Trading SA (a)	5,878,241	67,167,833
Bermuda - 1.3%
China Gas Holdings Ltd.	37,816,200	58,194,333
Credicorp Ltd. (United States)	939,622	121,587,087
Huanxi Media Group Ltd. (b)	149,795,870	24,043,975
Kerry Properties Ltd.	10,875,500	26,156,950
Kunlun Energy Co. Ltd.	64,876,000	47,769,179
Pacific Basin Shipping Ltd.	62,296,000	29,680,256
Shangri-La Asia Ltd. (b)	12,475,236	10,186,915
TOTAL BERMUDA		317,618,695
Brazil - 4.1%
Arezzo Industria e Comercio SA	1,980,041	30,289,373
Atacadao SA	41,287,300	148,660,134
Dexco SA	27,407,210	51,645,754
ENGIE Brasil Energia SA	4,755,900	40,737,807
Equatorial Energia SA	15,362,200	73,662,315
Localiza Rent A Car SA	11,887,073	132,354,279
LOG Commercial Properties e Participacoes SA (a)	5,669,311	22,922,245
Lojas Renner SA	9,849,079	48,140,393
Natura & Co. Holding SA (b)	12,351,901	37,193,448
Rede D'Oregon Sao Luiz SA (c)	8,188,000	51,257,092
Rumo SA	25,246,500	85,584,664
Suzano Papel e Celulose SA	7,655,100	71,445,233
Transmissora Alianca de Energia Eletrica SA unit	5,974,900	46,722,030
Vale SA sponsored ADR	11,925,770	160,520,864
TOTAL BRAZIL		1,001,135,631
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (d)	5,084,349	1,877,803
Canada - 0.8%
Barrick Gold Corp.	11,857,500	186,637,050
Cayman Islands - 22.2%
Akeso, Inc. (b)(c)(e)	5,107,545	13,663,670
Alibaba Group Holding Ltd. (b)	59,345,055	667,244,257
Alibaba Group Holding Ltd. sponsored ADR (b)	514,005	45,936,627
Angelalign Technology, Inc. (c)(e)	898,600	16,243,690
Ant International Co. Ltd. Class C (b)(d)(f)	9,361,123	17,692,522
Antengene Corp. (b)(c)	24,206,473	16,004,229
Archosaur Games, Inc. (c)	2,704,865	1,678,071
Baidu, Inc. sponsored ADR (b)	321,854	43,955,601
BeiGene Ltd. ADR (b)	35,400	5,950,032
Bilibili, Inc. ADR (b)(e)	6,271,560	153,276,926
BizLink Holding, Inc.	2,774,000	29,823,186
Chailease Holding Co. Ltd.	28,562,341	202,472,867
China Resources Land Ltd.	9,045,720	37,738,994
CIFI Holdings Group Co. Ltd.	40,386,031	10,958,388
CK Asset Holdings Ltd.	1,586,500	11,206,694
Daqo New Energy Corp. ADR (b)	99,900	6,463,530
ENN Energy Holdings Ltd.	6,169,800	100,525,793
ESR Cayman Ltd. (b)(c)	6,587,200	17,076,590
GDS Holdings Ltd.:
ADR (b)(e)	566,000	15,666,880
Class A (b)	1,221,400	4,183,508
GlobalFoundries, Inc.	296,257	15,251,310
Greentown China Holdings Ltd.	8,167,000	16,126,129
Haitian International Holdings Ltd.	18,609,306	44,662,903
Hansoh Pharmaceutical Group Co. Ltd. (c)	20,919,724	40,773,994
Innovent Biologics, Inc. (b)(c)	8,410,362	35,088,263
Jacobio Pharmaceuticals Group Co. Ltd. (b)(c)(e)	18,386,528	10,118,575
JD Health International, Inc. (b)(c)	2,460,058	18,646,537
JD.com, Inc.:
Class A	6,774,415	202,098,082
sponsored ADR	1,556,825	92,631,088
KE Holdings, Inc. ADR (b)	1,202,900	16,972,919
Kuaishou Technology Class B (b)(c)	4,402,954	44,310,547
KWG Group Holdings Ltd.	4,495,000	910,464
Li Ning Co. Ltd.	24,586,707	199,201,845
Longfor Properties Co. Ltd. (c)	7,193,166	24,008,070
Medlive Technology Co. Ltd. (c)	10,773,280	13,696,650
Meituan Class B (b)(c)	19,772,510	443,563,708
NetEase, Inc. ADR	1,621,563	150,772,928
PagSeguro Digital Ltd. (b)(e)	13,659,507	148,205,651
Parade Technologies Ltd.	786,347	29,516,916
Pinduoduo, Inc. ADR (b)	5,967,653	292,474,674
Sea Ltd. ADR (b)	4,145,808	316,408,067
Silergy Corp.	3,127,780	58,345,405
SITC International Holdings Co. Ltd.	10,732,000	36,434,579
StoneCo Ltd. Class A (b)(e)	5,322,425	50,988,832
Sunny Optical Technology Group Co. Ltd.	1,887,200	25,507,576
Tencent Holdings Ltd.	24,578,240	949,919,762
Tencent Music Entertainment Group ADR (b)	2,261,844	9,522,363
Tongdao Liepin Group (b)	8,491,259	10,925,199
Trip.com Group Ltd. ADR (b)	5,121,162	132,023,556
Uni-President China Holdings Ltd.	48,748,000	44,525,811
Wuxi Biologics (Cayman), Inc. (b)(c)	17,986,587	172,169,730
Xiaomi Corp. Class B (b)(c)	3,995,000	6,280,118
Xinyi Solar Holdings Ltd.	22,448,000	38,147,788
XP, Inc. Class A (b)(e)	8,691,165	183,383,582
XPeng, Inc. ADR (b)	5,319,184	129,947,665
Zai Lab Ltd. (a)(b)	11,007,802	44,943,255
Zai Lab Ltd. ADR (a)(b)	49,300	1,998,129
TOTAL CAYMAN ISLANDS		5,468,264,725
Chile - 1.4%
Banco de Chile	1,252,880,200	118,878,323
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	2,302,762	226,522,698
TOTAL CHILE		345,401,021
China - 8.3%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)(e)	714,980	9,763,928
Bafang Electric Suzhou Co. Ltd. (A Shares)	1,333,474	34,647,805
Beijing Enlight Media Co. Ltd. (A Shares)	19,860,876	24,641,013
BYD Co. Ltd. (H Shares)	1,443,500	52,811,855
C&S Paper Co. Ltd. (A Shares)	22,252,600	36,987,640
China Communications Services Corp. Ltd. (H Shares)	82,018,000	33,434,515
China Construction Bank Corp. (H Shares)	618,137,000	394,748,935
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	4,020,528	8,172,496
China Petroleum & Chemical Corp. (H Shares)	249,750,000	117,746,242
China Tower Corp. Ltd. (H Shares) (c)	156,786,231	20,172,753
Contemporary Amperex Technology Co. Ltd.	220,800	16,759,455
Daqin Railway Co. Ltd. (A Shares)	69,908,600	62,746,188
Flat Glass Group Co. Ltd. (b)(e)	5,891,908	21,391,276
Gemdale Corp. (A Shares)	3,745,700	6,510,655
Haier Smart Home Co. Ltd.	25,735,016	82,365,204
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	4,311,033
Hangzhou First Applied Material Co. Ltd. (A Shares)	1,056,240	10,959,264
Hongfa Technology Co. Ltd. (A Shares)	9,137,140	55,708,636
LONGi Green Energy Technology Co. Ltd.	1,983,740	18,156,762
Pharmaron Beijing Co. Ltd. (H Shares) (c)	3,216,062	26,199,973
Ping An Insurance Group Co. of China Ltd. (H Shares)	53,796,500	316,164,137
Poly Developments & Holdings (A Shares)	2,778,134	6,864,297
Proya Cosmetics Co. Ltd. (A Shares)	5,093,030	133,173,969
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,007,739	86,333,321
Sinopec Engineering Group Co. Ltd. (H Shares)	54,259,687	23,293,946
Sinopharm Group Co. Ltd. (H Shares)	12,140,800	27,839,132
TravelSky Technology Ltd. (H Shares)	24,719,000	40,999,424
Tsingtao Brewery Co. Ltd. (H Shares)	22,247,384	217,233,593
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)	6,142,487	11,033,143
Will Semiconductor Ltd.	644,625	10,083,351
WuXi AppTec Co. Ltd. (H Shares) (c)	2,989,604	36,180,382
Yunnan Botanee Bio-Technology Group Co., Ltd.:
(A Shares)	12,700	365,897
(A Shares)	729,226	21,001,458
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	15,632,000	67,108,931
TOTAL CHINA		2,035,910,609
Cyprus - 0.0%
TCS Group Holding PLC GDR (b)(d)	4,004,379	5,023,694
Germany - 0.7%
Delivery Hero AG (b)(c)(e)	3,476,960	167,750,739
Greece - 0.4%
Alpha Bank SA (b)	86,064,100	76,086,969
Piraeus Financial Holdings SA (b)	20,813,647	18,843,258
TOTAL GREECE		94,930,227
Hong Kong - 1.6%
AIA Group Ltd.	13,076,800	131,378,040
China Merchants Holdings International Co. Ltd.	21,733,398	35,050,742
China Overseas Land and Investment Ltd.	12,122,900	33,434,921
China Resources Beer Holdings Co. Ltd.	23,182,666	160,065,797
Guangdong Investment Ltd.	38,930,000	37,938,636
Sino-Ocean Group Holding Ltd.	15,317,500	2,478,149
TOTAL HONG KONG		400,346,285
Hungary - 0.2%
Richter Gedeon PLC	1,760,700	35,932,608
India - 14.4%
Adani Ports & Special Economic Zone Ltd.	10,685,147	103,162,987
Apollo Hospitals Enterprise Ltd.	1,206,000	64,293,167
Bajaj Finance Ltd.	2,276,677	208,138,305
Bandhan Bank Ltd. (c)	29,752,232	104,108,917
Bharat Electronics Ltd.	21,950,700	76,272,114
CE Info Systems Ltd.	826,281	13,781,877
Delhivery Private Ltd.	1,766,276	14,205,154
Delhivery Private Ltd.	773,730	5,882,127
Divi's Laboratories Ltd.	766,700	37,150,389
Embassy Office Parks (REIT)	2,265,500	10,403,483
HDFC Bank Ltd.	31,528,588	575,094,604
HDFC Standard Life Insurance Co. Ltd. (c)	19,114,541	134,200,281
Indraprastha Gas Ltd.	11,418,294	49,988,060
Indus Towers Ltd.	1,964,000	5,526,318
Infosys Ltd.	3,804,666	74,548,773
Infosys Ltd. sponsored ADR	16,626,084	324,042,377
ITC Ltd.	32,040,454	122,733,293
JK Cement Ltd. (a)	4,631,631	146,737,678
Larsen & Toubro Ltd.	5,757,844	131,813,596
Mahanagar Gas Ltd.	3,111,734	29,612,539
Manappuram General Finance & Leasing Ltd.	30,717,187	38,232,066
Maruti Suzuki India Ltd.	833,079	92,599,579
NTPC Ltd.	41,441,645	80,056,510
Oberoi Realty Ltd.	1,728,872	19,920,417
Oil & Natural Gas Corp. Ltd.	44,359,400	75,218,880
Petronet LNG Ltd.	11,624,380	32,316,220
Pine Labs Private Ltd. (b)(d)(f)	9,606	5,375,518
Power Grid Corp. of India Ltd.	40,444,554	109,402,489
Reliance Industries Ltd.	14,170,692	450,179,699
Shree Cement Ltd.	366,068	94,905,299
Sun Pharmaceutical Industries Ltd.	1,616,200	19,254,964
Tata Motors Ltd. (b)	10,308,835	58,752,562
Tata Steel Ltd.	119,141,000	161,975,467
Torrent Pharmaceuticals Ltd.	1,530,872	29,572,708
Vijaya Diagnostic Centre Pvt Ltd.	1,802,500	7,784,258
Voltas Ltd.	2,906,706	36,948,939
TOTAL INDIA		3,544,191,614
Indonesia - 2.0%
PT Astra International Tbk	62,180,700	26,557,249
PT Bank Central Asia Tbk	417,138,260	207,426,252
PT Bank Rakyat Indonesia (Persero) Tbk	752,814,539	222,225,451
PT Dayamitra Telekomunikasi Tbk	104,720,900	5,155,363
PT United Tractors Tbk	17,356,200	37,930,456
TOTAL INDONESIA		499,294,771
Japan - 0.8%
Capcom Co. Ltd.	635,905	17,676,588
JTOWER, Inc. (b)	275,044	13,671,642
Money Forward, Inc. (b)	537,206	13,928,275
Renesas Electronics Corp. (b)	3,349,029	31,898,991
Sumco Corp.	1,445,075	20,220,545
Z Holdings Corp.	27,609,128	97,577,242
TOTAL JAPAN		194,973,283
Korea (South) - 11.7%
AMOREPACIFIC Group, Inc.	1,924,119	54,548,660
Coway Co. Ltd.	1,164,470	57,229,916
Hana Financial Group, Inc.	3,356,039	95,812,405
Hanon Systems	3,903,700	31,922,255
Hyundai Fire & Marine Insurance Co. Ltd.	2,267,700	57,069,742
Kakao Corp.	1,944,061	111,842,216
Kakao Pay Corp. (b)(e)	352,009	17,017,108
KB Financial Group, Inc.	4,742,555	175,724,671
Kia Corp.	1,971,858	122,990,906
Korea Zinc Co. Ltd.	122,326	44,802,971
L&F Co. Ltd. (b)(e)	31,000	5,465,088
LG Chemical Ltd.	139,686	64,815,943
LG Corp.	950,738	59,118,935
LG Electronics, Inc.	301,710	21,925,081
LG Innotek Co. Ltd.	30,760	8,592,204
NAVER Corp.	384,177	76,563,669
NCSOFT Corp.	138,248	39,568,528
Netmarble Corp. (c)	151,752	8,408,019
POSCO	1,093,356	203,428,790
S-Oil Corp.	805,110	57,169,785
Samsung Biologics Co. Ltd. (b)(c)	175,868	116,701,531
Samsung Electronics Co. Ltd.	21,303,699	1,004,640,133
Samsung SDI Co. Ltd.	253,485	111,002,242
SK Hynix, Inc.	4,220,350	317,851,106
Studio Dragon Corp. (b)	245,231	14,395,386
TOTAL KOREA (SOUTH)		2,878,607,290
Luxembourg - 0.4%
Adecoagro SA (e)	629,118	5,158,768
Globant SA (b)	169,276	33,726,550
Tenaris SA sponsored ADR	2,485,400	69,740,324
TOTAL LUXEMBOURG		108,625,642
Mauritius - 0.0%
Jumo World Ltd. (d)	2,021	8,969,400
Mexico - 2.5%
CEMEX S.A.B. de CV sponsored ADR (b)	52,268,900	209,598,289
Corporacion Inmobiliaria Vesta S.A.B. de CV	18,182,184	35,810,487
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,858,700	79,436,103
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	19,100	3,587,171
Grupo Aeroportuario Norte S.A.B. de CV	4,411,100	26,868,425
Grupo Financiero Banorte S.A.B. de CV Series O	31,038,578	176,604,187
Wal-Mart de Mexico SA de CV Series V	22,143,400	80,207,435
TOTAL MEXICO		612,112,097
Netherlands - 0.3%
ASML Holding NV (Netherlands)	27,251	15,662,741
CTP BV (c)	1,295,253	16,600,619
NXP Semiconductors NV	89,290	16,418,645
X5 Retail Group NV GDR (Reg. S) (d)	6,393,700	1,334,941
Yandex NV Series A (b)(d)(e)	6,677,608	22,903,127
TOTAL NETHERLANDS		72,920,073
Panama - 0.1%
Copa Holdings SA Class A (b)(e)	526,559	35,395,296
Philippines - 0.2%
Ayala Land, Inc.	41,226,524	18,841,714
SM Investments Corp.	2,563,000	35,940,378
TOTAL PHILIPPINES		54,782,092
Poland - 0.1%
CD Projekt RED SA (e)	1,513,777	29,648,677
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (d)	10,986,900	2,509,847
LSR Group OJSC (b)(d)	98,230	147,404
LUKOIL PJSC sponsored ADR (d)	2,479,000	701,284
Novatek PJSC GDR (Reg. S) (d)	648,900	165,774
Sberbank of Russia (b)(d)	12,899,053	118,309
Sberbank of Russia sponsored ADR (b)(d)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (d)	6,035,400	142,496
TOTAL RUSSIA		4,134,599
Saudi Arabia - 3.7%
Al Rajhi Bank	11,023,315	262,962,999
Alinma Bank	15,086,400	152,832,141
Saudi Arabian Oil Co. (c)	11,092,255	117,242,418
Saudi Tadawul Group Holding Co.	1,836,300	108,046,406
The Saudi National Bank	13,835,800	258,224,063
TOTAL SAUDI ARABIA		899,308,027
Singapore - 0.6%
First Resources Ltd.	68,074,400	68,155,211
United Overseas Bank Ltd.	4,481,800	89,417,922
TOTAL SINGAPORE		157,573,133
South Africa - 2.9%
Capitec Bank Holdings Ltd.	1,119,861	134,223,629
FirstRand Ltd.	43,863,961	173,001,362
Impala Platinum Holdings Ltd.	20,064,502	222,465,472
Naspers Ltd. Class N	423,746	59,869,587
Pick 'n Pay Stores Ltd. (a)	37,310,884	123,741,030
TOTAL SOUTH AFRICA		713,301,080
Taiwan - 9.2%
ECLAT Textile Co. Ltd.	2,612,000	35,597,329
eMemory Technology, Inc.	569,747	22,575,768
GlobalWafers Co. Ltd.	1,112,000	16,790,556
MediaTek, Inc.	7,055,837	162,042,115
Taiwan Semiconductor Manufacturing Co. Ltd.	108,588,816	1,856,237,483
Unified-President Enterprises Corp.	40,019,000	93,905,929
Unimicron Technology Corp.	6,862,636	36,491,867
United Microelectronics Corp.	12,649,000	16,961,232
Wiwynn Corp.	1,378,086	33,978,997
TOTAL TAIWAN		2,274,581,276
Thailand - 0.3%
Land & House PCL (For. Reg.)	55,067,500	12,826,102
PTT Global Chemical PCL (For. Reg.)	52,403,600	63,905,422
TOTAL THAILAND		76,731,524
Turkey - 0.2%
Bim Birlesik Magazalar A/S JSC	11,345,000	58,319,119
United Kingdom - 0.6%
Helios Towers PLC (b)	11,552,300	20,300,688
Prudential PLC	10,971,248	135,323,651
TOTAL UNITED KINGDOM		155,624,339
United States of America - 2.0%
Airbnb, Inc. Class A (b)	149,200	16,558,216
Dlocal Ltd. (b)	1,682,953	46,752,434
FirstCash Holdings, Inc.	1,801,254	131,959,868
Legend Biotech Corp. ADR (b)	400,500	18,919,620
Li Auto, Inc. ADR (b)	5,898,609	193,710,320
Marvell Technology, Inc.	376,585	20,968,253
NVIDIA Corp.	111,772	20,301,148
Snap, Inc. Class A (b)	3,698,334	36,539,540
TOTAL UNITED STATES OF AMERICA		485,709,399
TOTAL COMMON STOCKS (Cost $22,631,168,913)		22,992,799,651

Preferred Stocks - 2.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (d)(f)	70,500	22,497,255
China - 0.3%
ByteDance Ltd. Series E1 (b)(d)(f)	399,541	57,350,115
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(f)	769,712	6,904,317
		64,254,432
India - 0.1%
Meesho Series F (d)(f)	431,274	29,382,698
TOTAL CONVERTIBLE PREFERRED STOCKS		116,134,385
Nonconvertible Preferred Stocks - 2.4%
Brazil - 2.0%
Ambev SA sponsored ADR	65,848,000	185,691,360
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,646,700	20,466,998
Metalurgica Gerdau SA (PN)	56,099,622	110,917,673
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	7,081,400	92,978,782
sponsored ADR	5,158,500	73,663,380
		483,718,193
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (b)(d)(f)	22,959	12,847,856
Series A (b)(d)(f)	5,737	3,210,425
Series B (b)(d)(f)	6,242	3,493,023
Series B2 (b)(d)(f)	5,049	2,825,420
Series C (b)(d)(f)	9,391	5,255,204
Series C1 (b)(d)(f)	1,978	1,106,889
Series D (b)(d)(f)	2,116	1,184,114
		29,922,931
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	936,911	67,893,448
United States of America - 0.0%
Gupshup, Inc. (b)(d)(f)	566,129	10,456,403
TOTAL NONCONVERTIBLE PREFERRED STOCKS		591,990,975
TOTAL PREFERRED STOCKS (Cost $558,021,042)		708,125,360

Government Obligations - 0.0%
	Principal Amount (g)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.24% to 1.75% 9/8/22 to 9/15/22 (h) (Cost $11,524,248)	11,540,000	11,513,990

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (i)	512,437,993	512,540,481
Fidelity Securities Lending Cash Central Fund 2.01% (i)(j)	305,715,651	305,746,223
TOTAL MONEY MARKET FUNDS (Cost $818,268,223)		818,286,704

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $24,018,982,426)	24,530,725,705
NET OTHER ASSETS (LIABILITIES) - 0.5%	112,135,351
NET ASSETS - 100.0%	24,642,861,056

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	10,236	Sep 2022	511,032,300	878,930	878,930

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,692,942,237 or 6.9% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $179,581,759 or 0.7% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,734,657.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	35,678,747
ByteDance Ltd. Series E1	11/18/20	43,779,377
Creditas Financial Solutions Ltd. Series F	1/28/22	22,206,259
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333
Gupshup, Inc.	6/08/21	12,944,653
Meesho Series F	9/21/21	33,066,770
Pine Labs Private Ltd.	6/30/21	3,581,693
Pine Labs Private Ltd. Series 1	6/30/21	8,560,493
Pine Labs Private Ltd. Series A	6/30/21	2,139,098
Pine Labs Private Ltd. Series B	6/30/21	2,327,392
Pine Labs Private Ltd. Series B2	6/30/21	1,882,570
Pine Labs Private Ltd. Series C	6/30/21	3,501,528
Pine Labs Private Ltd. Series C1	6/30/21	737,517
Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	91,212,294	12,887,918,713	12,466,590,526	2,260,138	-	-	512,540,481	1.0%
Fidelity Securities Lending Cash Central Fund 2.01%	671,802,601	3,194,089,510	3,560,145,888	3,129,471	-	-	305,746,223	0.8%
Total	763,014,895	16,082,008,223	16,026,736,414	5,389,609	-	-	818,286,704

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
First Resources Ltd.	112,766,729	12,593,355	35,000,899	3,432,400	(581,217)	(21,622,756)	-
JK Cement Ltd.	206,550,633	13,006,551	11,114,072	-	(3,706,567)	(57,998,867)	146,737,678
LOG Commercial Properties e Participacoes SA	9,222,095	15,152,476	-	900,552	-	(1,452,326)	22,922,245
Pick 'n Pay Stores Ltd.	143,251,457	2,204,519	-	4,451,702	-	(21,714,946)	123,741,030
Titan Cement International Trading SA	105,966,764	522,936	3,882,746	3,075,041	(3,202,522)	(32,236,599)	67,167,833
Zai Lab Ltd.	83,860,202	15,256,388	3,259,589	-	(2,988,010)	(47,925,736)	44,943,255
Zai Lab Ltd. ADR	-	1,877,776	-	-	-	120,353	1,998,129
Total	661,617,880	60,614,001	53,257,306	11,859,695	(10,478,316)	(182,830,877)	407,510,170

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.